Preferred Stock	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Equity [Abstract]
Preferred Stock

Note 12 — Preferred Stock

Cancellation of Preferred Stock

Following closing of the transactions contemplated by the Exchange Agreement with One Stone, on August 1, 2016, the Company, having reacquired all of its outstanding shares of Series A Preferred Stock, filed a Certificate of Elimination with the Delaware Secretary of State to remove the Certificate of Designations relating to the preferred stock from the Company’s Certificate of Incorporation, thereby eliminating the Company’s preferred stock.

One Stone Exchange

On March 31, 2016, Magellan and One Stone entered into the Exchange Agreement, as described further in Note 3 — One Stone Exchange. As a result of the execution of and conditions to the Exchange Agreement, the Company analyzed the redemption features of its Series A Preferred Stock and determined that as part of the Exchange, redemption of the Series A Preferred Stock in the near term was probable.

The Company reviewed the recoverability of the carrying values of its assets and liabilities to be transferred to One Stone in the Exchange, and as a result of this review recorded an impairment of $11.3 million in discontinued operations for the year ended June 30, 2016, in order to adjust the carrying values of the exchanged assets and liabilities to their estimated fair values. The Company then determined that the resultant fair value of the net assets expected to be transferred to redeem the Series A Preferred Stock in the Exchange was less than the carrying value of the Series A Preferred Stock. The Company accordingly adjusted the carrying amount of the Series A Preferred Stock to its original issue value of $23.5 million, reflecting a reduction in value for the year ended June 30, 2016, up to the amount of previously recorded increases in value for accumulated dividends paid-in-kind, such dividends totaling $4.2 million in the aggregate at June 30, 2016. For the period from July 1, 2016 through closing of the transactions contemplated by the Exchange Agreement on August 1, 2016, the Company again recorded a reduction in value in the carrying amount of the Series A Preferred Stock for recorded increases during that same period for accumulated dividends paid in kind of $162 thousand.

On August 1, 2016, the transactions contemplated by the Exchange Agreement closed, resulting in the transfer of the CO2 Business to One Stone in exchange for the redemption of the Company’s Series A Preferred Stock. The excess of the carrying value of the Series A Preferred Stock plus the cash received and loan forgiven in the Exchange over the fair value of the assets and liabilities of the CO2 Business transferred amounted to $9.9 million and was recorded as a contribution to capital in excess of par value from the preferred stockholder.

Series A Convertible Preferred Stock Financing

On May 10, 2013, the Company entered into a Series A Convertible Preferred Stock Purchase Agreement (the “Series A Purchase Agreement”) with One Stone. Pursuant to the terms of the Series A Purchase Agreement, on May 17, 2013, the Company issued to One Stone 19,239,734 shares of Series A Preferred Stock, par value $0.01 per share, at a purchase price of approximately $1.22149381 per share (the “Purchase Price”), for aggregate proceeds of approximately $23.5 million. Subject to certain conditions, the shares of Series A Preferred Stock and any related unpaid accumulated dividends were convertible into shares of the Company’s common stock, par value $0.01 per share, using a face amount per share of the Series A Preferred Stock based on the Purchase Price, and dividing by a conversion price of $9.77586545 per share, which conversion price has been adjusted to reflect the one share-for-eight shares reverse split of the Company’s common stock effective July 10, 2015. Please refer to Note 12 — Preferred Stock of the Notes to the Consolidated Financial Statements of Magellan as of and for the fiscal years ended June 30, 2016 and 2015 included herein for further information regarding key terms and registration rights that were applicable to the Company’s Series A Preferred Stock.

Preferred Stock Dividends

For the period from July 1, 2016 through closing of the transactions contemplated by the Exchange Agreement on August 1, 2016, the Company recorded preferred stock dividends of $162 thousand related to the Series A Preferred Stock, which dividends were payable in kind to One Stone. Accordingly, the value of these dividends of $162 thousand was recorded and added to the preferred stock balance on the Company’s balance sheet at August 1, 2016, prior to the adjustment to redemption value as a result of the One Stone Exchange and the redemption discussed above. For the three months ended September 30, 2015, the Company recorded preferred stock dividends of $452 thousand related to the Series A Preferred Stock. The preferred stock dividends for the three months ended September 30, 2015, were also paid in kind.

The activity related to the Series A Preferred Stock for the three months ended September 30, 2016, and the fiscal year ended June 30, 2016, is as follows:

	THREE MONTHS ENDED September 30, 2016		FISCAL YEAR ENDED June 30, 2016
	Number of shares	Amount	Number of shares	Amount
	(In thousands, except share amounts)
Fiscal year opening balance	22,683,428	$23,501	21,162,697	$25,850
PIK dividend shares issued	132,320	162	1,520,731	1,858
Adjustment to redemption value	—	(162)	—	(4,207)
Redemption	(22,815,748)	(23,501)	—	—

Balance at end of period	—	$—	22,683,428	$23,501

Note 12 — Preferred Stock

The Company’s certificate of incorporation provides for the issuance of up to 50.0 million preferred shares. Pursuant to the Series A Purchase Agreement discussed below, 28.0 million of the total authorized preferred shares was allocated to the Series A Preferred Stock class.

One Stone Exchange

On March 31, 2016, Magellan and One Stone entered into an Exchange Agreement, as described further in Note 2 — One Stone Exchange. As a result of the execution of and conditions to the Exchange Agreement, the Company analyzed the redemption features of its Series A Preferred Stock and determined that as part of the Exchange, redemption of the Series A Preferred Stock in the near term was probable.

The Company reviewed the recoverability of the carrying values of its assets and liabilities to be transferred to One Stone in the Exchange, and as a result of this review recorded an impairment of $11.3 million in discontinued operations for the year ended June 30, 2016, in order to adjust the carrying values of the exchanged assets and liabilities to their estimated fair values less costs to sell (Note 4). The Company then determined that the resultant fair value of the net assets expected to be transferred to redeem the Series A Preferred Stock in the Exchange were less than the carrying value of the Series A Preferred Stock. The Company accordingly adjusted the carrying amount of the Series A Preferred Stock to its original issue value of $23.5 million, reflecting a reduction in value for the year ended June 30, 2016, up to the amount of previously recorded increases in value for accumulated dividends paid-in-kind, such dividends totaling $4.2 million in the aggregate. Subsequent to June 30, 2016, upon closing of the Exchange on August 1, 2016, the Company recorded further adjustments to the fair value of the Series A Preferred Stock resulting from its redemption as a contribution to equity. Refer to Note 20 — Subsequent Events for details.

Series A Convertible Preferred Stock Financing

On May 10, 2013, the Company entered into a Series A Convertible Preferred Stock Purchase Agreement (the “Series A Purchase Agreement”) with One Stone Holdings II LP (“One Stone”), an affiliate of One Stone Energy Partners, L.P. Pursuant to the terms of the Series A Purchase Agreement, on May 17, 2013 (the “Closing Date”), the Company issued to One Stone 19,239,734 shares of Series A Convertible Preferred Stock, par value $0.01 per share (the “Series A Preferred Stock”), at a purchase price of $1.22149381 per share (the “Purchase Price”), for aggregate proceeds of approximately $23.5 million. Subject to certain conditions, the shares of Series A Preferred Stock and any related unpaid accumulated dividends are convertible into shares of the Company’s common stock, par value $0.01 per share, using a face amount per share of the Series A Preferred Stock based on the Purchase Price, and dividing by a conversion price of $9.77586545 per share, which conversion price has been adjusted to reflect the one share-for-eight shares reverse split of the Company’s common stock effective July 10, 2015.

The Series A Purchase Agreement also included the following key terms:

•	Dividends. Holders of Series A Preferred Stock were entitled to a dividend equivalent to 7.0% per annum on the face value, which is the Purchase Price plus any accumulated unpaid dividends, payable quarterly in arrears. Dividends are generally payable in kind (“PIK”) (in the form of additional shares of Series A Preferred Stock) or in cash, at the Company’s option.

•	Conversion. Each share of Series A Preferred Stock was convertible at any time, at the holder’s option, into one share of common stock, based on an initial face amount and conversion price equal to the Purchase Price. The Series A Preferred Stock was entitled to customary anti-dilution protections.

•	Voting. The Series A Preferred Stock was entitled to vote on an as-converted basis with the Common Stock.

•	Forced Conversion. At any time after the third anniversary of the Closing Date, the Company had the right to cause the holders to convert all, but not less than all, of the shares of Series A Preferred Stock into shares of common stock, if, among other conditions: (i) the average per share price of common stock equaled or exceeded 200% of the conversion price for a period of 20 out of 30 consecutive trading days, (ii) the average daily trading volume of shares of common stock exceeded an amount equal to the number of shares of common stock issuable upon the conversion of all outstanding shares of Series A Preferred Stock divided by 45, and (iii) the resale of shares of common stock into which such shares were converted was covered by an effective shelf registration statement, or such shares of common stock could have been sold under Rule 144 under the Securities Act.

•	Redemption. At any time after the third anniversary of the Closing Date, and upon 30 days prior written notice, the Company could elect to redeem all, but not less than all, shares of Series A Preferred Stock for an amount equal to the greater of (i) the closing sale price of the common stock on the date the Company delivers such notice multiplied by the number of shares of common stock issuable upon conversion of the outstanding Series A Preferred Stock, and (ii) a cash payment that, when considering all cash dividends already paid, would have allowed the holders of Series A Preferred Stock to achieve a 20% annualized internal rate of return on the then-outstanding Series A Preferred Stock. The holders of Series A Preferred Stock would have had the right to convert the Series A Preferred Stock into shares of common stock at any time prior to the close of business on the redemption date.

•	Change in Control. In the event of a Change in Control (as defined in the Certificate of Designations) of the Company, holders of Series A Preferred Stock would have had the option to (i) convert Series A Preferred Stock into common stock immediately prior to the Change in Control, (ii) in certain circumstances, receive stock or securities in the acquirer of the Company having substantially identical terms as those of the Series A Preferred Stock, or (iii) receive a cash payment that, when considering all cash dividends already paid, would allow the holders of Series A Preferred Stock to achieve a 20% annualized internal rate of return on the then-outstanding Series A Preferred Stock. The Company determined that a Change in Control (as defined in the Certificate of Designations) is not solely within the Company’s control, and therefore the Series A Preferred Stock is presented in the consolidated balance sheets under temporary equity, outside of permanent equity.

•

Liquidation.    Upon a liquidation event, holders of Series A Preferred Stock would have been entitled to a non-participating liquidation preference per share of Series A Preferred Stock equal to (i) 115% of the Purchase Price until the second anniversary of the Closing Date, (ii) 110% of the Purchase Price after the second anniversary of the Closing Date until the third anniversary of the Closing Date, (iii) 105% of the Purchase Price after the third anniversary of the Closing Date until the fourth anniversary of the Closing Date, and (iv) thereafter, at the Purchase Price, plus, in each case, any accrued and accumulated dividends on such share.

•	Ranking. Series A Preferred Stock ranks senior to common stock with respect to dividend rights and rights on liquidation, winding up, and dissolution.

•	Board Representation. For so long as One Stone owned at least 15% or 10% of the fully diluted shares of common stock (assuming full conversion of the Series A Preferred Stock), the holders of a majority of the then-outstanding shares of Series A Preferred Stock had the right to appoint two members or one member, respectively, to the Company’s Board. These directors were not subject to director elections by the holders of common stock at the Company’s annual meetings of shareholders.

•	Minority Veto Rights. For so long as One Stone owned at least 10% of the fully diluted common stock (assuming full conversion of the Series A Preferred Stock), the holders of a majority of the then-outstanding shares of Series A Preferred Stock held veto rights with respect to (i) capital expenditures greater than $15.0 million that are not provided for in the then-current annual budget; (ii) certain related-party transactions; (iii) changes to the Company’s principal line of business; and (iv) an increase in the size of the Board to a number greater than 12.

The Series A Purchase Agreement and a related separate Registration Rights Agreement also included the following key terms:

•	Standstill. For a period of two years following the date of the Series A Purchase Agreement, One Stone was generally prohibited from (i) acquiring direct or beneficial control of any additional equity securities of the Company or any rights thereto; (ii) making, or in any way participating in, directly or indirectly, any solicitation of proxies to vote in any election contest or initiate, propose or otherwise solicit stockholders of the Company for approval of any stockholder proposals; (iii) participating in or forming any voting group or voting trust with respect to any voting securities of the Company; and (iv) seeking to influence, modify, or control management, the Board, or any business, policies, or actions of the Company. Until such time as One Stone no longer held any Series A Preferred Stock, One Stone was prohibited from engaging, directly or indirectly, in any short selling of the common stock. On August 3, 2015, via the First Amendment to the Series A Convertible Preferred Stock Purchase Agreement (the “Series A First Amendment”), Magellan and One Stone agreed to amend and extend the standstill provisions of the Series A Purchase Agreement to December 31, 2015.

•	Registration Rights. Holders of Series A Preferred Stock were entitled to resale registration rights with respect to the shares of common stock issuable upon conversion of the Series A Preferred Stock.

The Company has analyzed the embedded features of the Series A Preferred Stock and has determined that none of the embedded features is required under US GAAP to be bifurcated from the Series A Preferred Stock and accounted for separately as a derivative. The Company recorded the transaction by recognizing the fair value of the Series A Preferred Stock at the time of issuance in the amount of $23.5 million. The Company is required to accrete the Series A Preferred Stock to the redemption value if events or circumstances indicate that redemption is probable.

For the fiscal years ended June 30, 2016, and 2015, respectively, the Company recorded preferred stock dividends of $1.9 million and $1.7 million, and accrued dividends in the amount of $0 and $0 related to the Series A Preferred Stock. The preferred stock dividends for the year ended June 30, 2016 were paid in kind. Accordingly, the value of these dividends of $1.9 million was recorded and added to the preferred stock balance on the Company’s balance sheet at June 30, 2016. For the fiscal year ended June 30, 2015, the value of dividends paid in kind of $1.3 million was recorded and added to the preferred stock balance on the Company’s balance sheet at June 30, 2015.

The following table summarizes the Series A Preferred Stock activity for the fiscal years ended:

	June 30,
	2016		2015
	Number of shares issued	Amount	Number of shares issued	Amount
	(In thousands, except share amounts)
Fiscal year opening balance	21,162,697	$25,850	20,089,436	$24,539
Current year PIK dividends shares issued	1,520,731	1,858	1,073,261	1,311
Adjustment to redemption value	—	(4,207)	—	—

Fiscal year closing balance	22,683,428	$23,501	21,162,697	$25,850